UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03741 )

Exact name of registrant as specified in charter: Putnam New York Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000 Date of fiscal year end: November 30, 2007 Date of reporting period: February 28, 2007

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
2/28/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (100.0%)(a)

	Rating(RAT)	Principal amount	Value

New York (95.6%)
Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Albany Med. Ctr.), 6s, 5/1/29	BBB+/P	$1,460,000	$1,494,982
(Charitable Leadership), Ser. A , 6s, 7/1/19	Ba2	2,750,000	2,917,888
(Albany College Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB-/F	1,000,000	1,048,580
Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Arnot Ogden Med. Ctr.), 5s, 11/1/34	A3	800,000	828,320
Dutchess Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Bard College), 5 3/4s, 8/1/30	A3	13,500,000	14,523,570
(Vassar College), 5.35s, 9/1/40 (Prerefunded)	Aa2	16,000,000	17,118,880
Erie Cnty., G.O. Bonds
Ser. C, AMBAC, 5 1/2s, 7/1/29 (Prerefunded)	Aaa	2,470,000	2,639,936
Ser. B, AMBAC, 5 3/8s, 7/1/20 (Prerefunded)	Aaa	4,160,000	4,430,026
Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper
Co.), Ser. A, 6.15s, 4/1/21	BBB	2,250,000	2,297,295
Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William
Smith), Ser. A, 5 3/8s, 2/1/33	A	2,650,000	2,844,192
Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Hofstra U.), 5 1/4s, 7/1/16	A	2,200,000	2,334,486
Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A
5s, 2/15/47	A	2,250,000	2,393,168
MBIA, 4 1/2s, 2/15/47	Aaa	2,400,000	2,421,024
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	1,250,000	1,291,550
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5s, 7/1/10	BB	905,000	916,258
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 5 1/8s, 9/1/29	A-	5,000,000	5,243,700
Ser. A, AMBAC, 5s, 9/1/29	Aaa	5,500,000	5,863,880
Ser. E, FGIC, 5s, 12/1/21	Aaa	9,000,000	9,787,680
Ser. D, MBIA, 5s, 9/1/20	Aaa	3,500,000	3,808,700
Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate
U.), Ser. A, 5s, 7/1/23	Aa3	4,090,000	4,356,218
Metro. Trans. Auth. Rev. Bonds
Ser. A, AMBAC, 5 1/2s, 11/15/19	Aaa	13,000,000	14,197,820
Ser. B, 5s, 11/15/24	A2	10,000,000	10,754,900
Ser. A, 5s, 11/15/22	A2	5,000,000	5,394,100
Metro. Trans. Auth. Commuter Fac. Rev. Bonds, Ser. A,
6s, 7/1/24 (Prerefunded)	AAA	5,550,000	5,847,702
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, FSA, 5 1/4s, 11/15/24	Aaa	10,000,000	10,788,700
Ser. B, MBIA, 5s, 11/15/25	AAA	2,000,000	2,171,020
Ser. B, MBIA, 5s, 11/15/24	AAA	6,000,000	6,523,140
Metro. Trans. Auth. Fac. Rev. Bonds (Trans. Fac.),
Ser. A, 6s, 7/1/24 (Prerefunded)	AAA	11,020,000	11,616,072
Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans.
Fac.)
Ser. 3, U.S. Govt. Coll., 7 3/8s, 7/1/08 (Prerefunded)	AAA	1,420,000	1,459,760
Ser. O, 5 3/4s, 7/1/13 (Prerefunded)	AAA	15,820,000	16,992,895
Ser. O, 5 1/2s, 7/1/17 (Prerefunded)	AAA	24,345,000	27,807,346
Nassau Cnty., G.O. Bonds
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/20 (Prerefunded)	Aaa	1,125,000	1,201,849
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/19 (Prerefunded)	Aaa	2,790,000	2,980,585
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/18 (Prerefunded)	Aaa	2,735,000	2,921,828
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/16 (Prerefunded)	Aaa	3,465,000	3,701,694
Ser. A, FGIC, 6s, 7/1/13	Aaa	1,000,000	1,126,140
Ser. A, FGIC, 6s, 7/1/11	Aaa	2,300,000	2,514,176
Ser. E, FSA, U.S. Govt. Coll., 5.9s, 3/1/15
(Prerefunded)	Aaa	2,580,000	2,748,990
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst.)
Ser. A, 6 1/4s, 11/1/21	A3	410,000	441,410
Ser. B, 5 7/8s, 11/1/11	A3	860,000	895,131
Ser. D, 5 5/8s, 11/1/09	A3	825,000	856,936
Nassau Cnty., Interim Fin. Auth. Rev. Bonds, Ser. A,
MBIA, 5s, 11/15/15	Aaa	7,000,000	7,687,330
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds,

Ser. A-2, zero %, 6/1/26	BBB	6,390,000	5,884,232
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. D,
5.55s, 11/15/24	Baa2	3,000,000	3,180,930
Niagara Falls, City School Dist. COP (High School Fac.)
5 7/8s, 6/15/19 (Prerefunded)	Baa3	5,000,000	5,188,250
FSA, 5s, 6/15/28	AAA	1,800,000	1,917,846
FSA, 5s, 6/15/23	AAA	3,965,000	4,244,731
NY City, G.O. Bonds
Ser. B, MBIA, 6 1/2s, 8/15/11	Aaa	18,675,000	20,799,468
Ser. D, MBIA, 6 1/2s, 11/1/10	Aaa	21,495,000	23,549,277
AMBAC, 6.05s, 9/1/11	Aaa	100,000	100,198
Ser. B, 5 1/2s, 12/1/11	AA-	23,525,000	25,327,486
Ser. C, 5 1/4s, 8/1/11	AA-	3,000,000	3,184,830
Ser. C, 5s, 1/1/23	AA-	10,000,000	10,779,800
Ser. J/J-1, 5s, 6/1/21	AA-	6,250,000	6,728,438
Ser. N, 5s, 8/1/20	AA-	1,000,000	1,072,970
Ser. M, 5s, 4/1/20	AA-	6,775,000	7,252,773
Ser. I-1, 5s, 4/1/19	AA-	1,600,000	1,725,744
NY City, City Transitional Fin. Auth. Rev. Bonds
Ser. A, U.S. Govt. Coll., 5 3/4s, 8/15/24 (Prerefunded)	AAA	6,500,000	6,888,375
AMBAC, 5 1/4s, 8/1/15	Aaa	2,000,000	2,159,700
Ser. C, U.S. Govt. Coll., 5s, 5/1/26 (Prerefunded)	AAA	80,000	82,085
NY City, City Transitional Fin. Auth. VRDN (NYC
Recovery), Ser. 3, 3.64s, 11/1/22	VMIG1	16,700,000	16,700,000
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	2,600,000	2,780,466
NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B-/P	2,600,000	2,641,184
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	2,050,000	2,183,148
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BBB-	5,000,000	5,500,800
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BBB-	1,440,000	1,474,934
(Yankee Stadium - Pilot), FGIC, 5s, 3/1/31	Aaa	7,750,000	8,344,193
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Aaa	3,500,000	3,790,675
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Parking Corp.), 8 1/2s, 12/30/22	B-/P	6,770,000	5,985,357
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	3,235,000	3,392,609
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30	BB+	5,100,000	5,338,680
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa2	2,545,000	2,773,719
(St. Francis College), 5s, 10/1/34	A-	750,000	779,670
(Horace Mann School), MBIA, 5s, 7/1/28	Aaa	7,000,000	7,202,790
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds
(Airis JFK I LLC), Ser. A, 6s, 7/1/27	Baa3	9,500,000	9,823,285
(Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	3,000,000	3,132,000
NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal
One Group Assn.), 5 1/2s, 1/1/17	A3	3,900,000	4,279,353
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	2,050,000	2,051,210
NY City, Metro. Trans. Auth. Rev. Bonds, Ser. A,
AMBAC, 5 1/4s, 1/1/29 (Prerefunded)	Aaa	5,000,000	5,268,600
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
AMBAC, 7 1/2s, 6/15/11	Aaa	25,600,000	28,794,112
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Prerefunded)	Aaa	290,000	322,213
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Prerefunded)	Aaa	110,000	122,229
Ser. D, 5s, 6/15/37	AA+	8,500,000	9,038,050
Ser. B, AMBAC, 5s, 6/15/28	Aaa	5,000,000	5,344,900
NY City, Muni. Wtr. & Swr. Fin. Auth. VRDN, Ser. A,
FGIC, 3.6s, 6/15/25	VMIG1	14,000,000	14,000,000
NY City, State Dorm. Auth. Lease Rev. Bonds
(Court Fac.), 6s, 5/15/39 (Prerefunded)	A+	5,600,000	6,053,544
(Westchester Cnty.), AMBAC, 5 1/4s, 8/1/18
(Prerefunded)	Aa1	3,000,000	3,120,000
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds,
Ser. S-1, FGIC, 5s, 7/15/27	Aaa	5,000,000	5,416,600
NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco
Settlement), 5 3/4s, 6/1/43	BBB	6,000,000	6,300,180
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement)
6s, 6/1/43	BBB	1,000,000	1,083,550
5 3/4s, 6/1/33	BBB	3,500,000	3,706,150
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s,
6/1/38	BBB	7,000,000	7,103,320
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	AA-	5,000,000	5,981,650
(City U. Syst.), Ser. C, 7 1/2s, 7/1/10	A1	13,415,000	14,229,291
(Mount Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25	BBB	2,500,000	2,699,700
(State U. Edl. Fac.), Ser. A, FSA, 5 7/8s, 5/15/17	Aaa	8,950,000	10,565,117
(State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11	AA-	11,200,000	12,155,808
(Winthrop Nassau U.), 5 3/4s, 7/1/28	Baa1	5,250,000	5,688,270
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	Aaa	1,340,000	1,413,124
(U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18	AA-	35,385,000	40,178,960
(U. Syst. Construction), Ser. A, 5 5/8s, 7/1/16	AA-	15,600,000	17,672,304
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aaa	8,500,000	10,464,010
(North Shore Long Island Jewish Group), 5 1/2s, 5/1/33	A3	2,000,000	2,150,860
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	1,150,000	1,224,302
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aaa	3,500,000	4,274,340
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	2,750,000	2,938,650
(Mental Hlth.), Ser. D, FSA, 5 1/4s, 8/15/30	Aaa	1,460,000	1,538,314
(Mental Hlth.), Ser. D, FSA, U.S. Govt. Coll., 5 1/4s,
8/15/30 (Prerefunded)	Aaa	690,000	727,246

(Mental Hlth. Svcs.), Ser. D, FSA, U.S. Govt. Coll.,
5 1/4s, 8/15/30 (Prerefunded)	Aaa	17,810,000	18,771,384
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	Aaa	4,150,000	4,715,562
(NY Methodist Hosp.), 5 1/4s, 7/1/18	A3	750,000	801,593
(NY Methodist Hosp.), 5 1/4s, 7/1/17	A3	1,865,000	1,996,930
(NY Methodist Hosp.), 5 1/4s, 7/1/15	A3	1,455,000	1,569,378
(Rochester U.), Ser. A, 5 1/8s, 7/1/39 (Prerefunded)	A1	6,405,000	7,011,233
(Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34	Aa2	13,500,000	14,200,650
(Rochester U.), Ser. A, 5s, 7/1/34	A1	5,500,000	5,799,365
(Yeshiva U.), AMBAC, 5s, 7/1/30	Aaa	3,000,000	3,129,930
(Montefiore Hosp.), FGIC, FHA Insd., 5s, 8/1/29	Aaa	9,530,000	10,156,788
(NYU), Ser. A, FGIC, 5s, 7/1/29	Aaa	5,705,000	6,097,333
(Yeshiva U.), AMBAC, 5s, 7/1/26	Aaa	2,700,000	2,830,086
(Albany), Ser. A-1, FSA, FHA Insd., 5s, 8/15/25	Aaa	1,500,000	1,607,685
(Columbia U.), Ser. B, 5s, 7/1/24	Aaa	2,000,000	2,124,460
(Columbia U.), Ser. B, 5s, 7/1/23	Aaa	2,000,000	2,126,440
(Columbia U.), Ser. B, 5s, 7/1/22	Aaa	3,000,000	3,189,660
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	6,950,470
(Columbia U.), Ser. B, 5s, 7/1/21	Aaa	2,000,000	2,128,440
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Ba2	1,300,000	1,355,198
Ser. A, MBIA, 5s, 3/15/19	AAA	1,700,000	1,822,604
(Lutheran Med.), MBIA, FHA Insd., 5s, 8/1/12	Aaa	2,505,000	2,663,141
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Baa2	1,930,000	1,954,511
(Colgate U.), MBIA, 4 3/4s, 7/1/28	Aaa	10,000,000	10,266,600
(State U. Edl. Fac.), Ser. B, zero %, 5/15/09	AA-	725,000	665,507
NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm
Fac.), Ser. A, MBIA, 5s, 7/1/29	AAA	11,740,000	12,640,928
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds
(U. of Rochester), Ser. A, MBIA, 5s, 7/1/27
(Prerefunded)	Aaa	2,470,000	2,539,975
(U. of Rochester), Ser. A, MBIA, 5s, 7/1/27	Aaa	530,000	542,174
(St. Johns U.), Ser. A, MBIA, 5s, 7/1/24	Aaa	2,385,000	2,593,354
(St. Johns U.), Ser. A, MBIA, 5s, 7/1/23	Aaa	3,935,000	4,285,727
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. C, 5s, 12/15/31	AAA	8,000,000	8,641,680
Ser. C, 5s, 12/15/22	AAA	6,000,000	6,542,160
NY State Dorm. Auth. State Supported Debt Rev. Bonds
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, FSA, 5s,
2/15/27	AAA	5,930,000	6,387,262
NY State Energy Research & Dev. Auth. Rev. Bonds,
6.368s, 4/1/20	A+	7,000,000	7,323,610
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	12,000,000	12,233,640
NY State Env. Fac. Corp. Poll. Control Rev. Bonds
(State Wtr. Revolving Fund), Ser. B, 6.65s, 9/15/13	Aaa	3,425,000	3,433,597
(State Wtr. Revolving Fund), Ser. A, 6.55s, 9/15/10	Aaa	1,735,000	1,825,515
(State Wtr.), 5 7/8s, 6/15/14	Aaa	270,000	270,483
NY State Env. Fac. Corp. State Clean Wtr. & Drinking
Rev. Bonds (NYC Muni. Wtr. Fin.), 5s, 6/15/29 (SEG)	Aaa	13,590,000	14,555,162
NY State Hsg. Fin. Agcy. Rev. Bonds (Multi-Fam. Hsg.
Insd. Mtge. Program), Ser. A, FHA Insd., 7s, 8/15/22	Aaa	835,000	840,620
NY State Hwy. & Bridge Auth. Rev. Bonds, Ser. A
FSA, U.S. Govt. Coll., 6s, 4/1/16 (Prerefunded)	Aaa	1,000,000	1,079,050
FSA, 5.8s, 4/1/18 (Prerefunded)	Aaa	2,000,000	2,146,560
FSA, 5 3/4s, 4/1/17 (Prerefunded)	Aaa	2,000,000	2,143,680
NY State Pwr. Auth. Rev. Bonds, 5s, 11/15/20	Aa2	4,250,000	4,524,380
NY State Thruway Auth. Rev. Bonds
Ser. A, MBIA, 5 1/4s, 4/1/22 (Prerefunded)	Aaa	4,300,000	4,683,775
Ser. F, AMBAC, 5s, 1/1/25	Aaa	5,000,000	5,357,000
(Gen. Hwy. & Bridge Trust Fund), Ser. A, MBIA, 5s,
4/1/22	Aaa	2,000,000	2,138,600
NY State Thruway Auth. State Personal Income Tax Rev.
Bonds, Ser. A
5s, 3/15/23	AAA	8,500,000	9,219,185
5s, 3/15/22	AAA	5,000,000	5,423,050
5s, 3/15/21	AAA	1,750,000	1,900,833
NY State Urban Dev. Corp. Rev. Bonds
(Clarkson Ctr.), 5 1/2s, 1/1/20	AA-	1,685,000	1,921,355
(Personal Income Tax), Ser. C-1, FGIC, 5 1/2s, 3/15/19
(Prerefunded)	Aaa	4,000,000	4,408,480
(Clarkson Ctr.), 5 1/2s, 1/1/15	AA-	3,345,000	3,640,364
(Syracuse U. ), 5 1/2s, 1/1/15	AA-	2,000,000	2,157,960
(Correctional Fac.), Ser. A, 5 1/2s, 1/1/09	AA-	7,710,000	7,956,103
Ser. A-1, FGIC, 5s, 3/15/29	Aaa	6,565,000	6,988,508
(Correctional Fac.), Ser. A, U.S. Govt. Coll., 5s,
1/1/28 (Prerefunded)	AA-	355,000	366,016
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,000,000	1,025,620
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (ACQUIRED 12/9/98, COST
$1,000,000) (RES)	BB/P	1,000,000	1,043,550
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C
7s, 8/1/31	BB-/P	3,200,000	3,393,088
7s, 8/1/21	BB-/P	2,300,000	2,453,571
Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. -
4th Installment), 6 3/4s, 10/1/11	BB+/P	1,000,000	1,012,680
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	3,100,000	3,143,462

Rensselaer, City School Dist. COP, XLCA
5s, 6/1/21	Aaa	2,010,000	2,171,926
5s, 6/1/20	Aaa	1,150,000	1,244,496
5s, 6/1/19	Aaa	1,345,000	1,458,774
5s, 6/1/18	Aaa	1,180,000	1,283,639
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A
AMBAC, 5s, 10/15/29	Aaa	18,000,000	19,267,920
MBIA, 5s, 10/15/26	Aaa	20,000,000	21,422,400
MBIA, 5s, 10/15/25	Aaa	15,000,000	16,077,000
St. Lawrence Cnty., Indl. Dev. Rev. Bonds (St.
Lawrence U.), Ser. A, MBIA, 5s, 7/1/28	Aaa	7,750,000	8,005,673
St. Lawrence Cnty., Indl. Dev. Civic Fac. Rev. Bonds
(Clarkson U.)
5s, 7/1/25	A3	1,985,000	2,130,560
5s, 7/1/24	A3	1,890,000	2,031,882
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
(Peconic Landing), Ser. A, 8s, 10/1/30	B+/P	4,200,000	4,607,862
(Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BB+/P	2,000,000	2,005,280
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	480,000	514,901
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	500,000	527,490
(Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32	Baa1	2,200,000	2,347,158
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Jefferson's Ferry), Ser. A
7 1/4s, 11/1/28 (Prerefunded)	AAA	4,000,000	4,436,960
7.2s, 11/1/19 (Prerefunded)	AAA	4,000,000	4,369,280
Suffolk Cnty., Judicial Fac. Agcy. Rev. Bonds (John P.
Cohalan Complex), AMBAC, 5s, 4/15/16	Aaa	4,220,000	4,393,526
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A
7 3/8s, 3/1/31	B+/P	2,800,000	2,957,556
7 3/8s, 3/1/21	B+/P	800,000	849,680
Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), Ser. 1, 5 3/4s, 7/15/32
(Prerefunded)	AAA	4,250,000	4,689,493
Ser. 1, 5s, 6/1/34	BBB	3,500,000	3,561,950
Triborough Bridge & Tunnel Auth. Gen. Purpose Rev.
Bonds (Convention Ctr.), Ser. E, 7 1/4s, 1/1/10	AA-	18,920,000	19,989,737
Triborough, Bridge & Tunnel Auth. Rev. Bonds, Ser. A,
5s, 11/15/23	Aa2	1,000,000	1,087,190
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev.
Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB+	800,000	856,336
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds
5 1/8s, 6/1/38	BBB	4,560,000	4,665,746
5s, 6/1/26	BBB	2,000,000	2,045,940
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	4,005,000	4,315,748
			1,097,040,265

Puerto Rico (4.1%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 1/2s, 5/15/39	BBB	3,750,000	3,932,325
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.)
MBIA, 5 1/4s, 7/1/18	AAA	4,750,000	5,397,473
Ser. B, 5 1/4s, 7/1/17	BBB	1,500,000	1,643,400
Ser. B, 5 1/4s, 7/1/16	BBB	1,000,000	1,098,870
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. B, MBIA, 5 7/8s, 7/1/35 (Prerefunded)	Aaa	2,275,000	2,458,001
Ser. AA, 5s, 7/1/35	A-	2,105,000	2,196,336
Ser. K, 5s, 7/1/21	BBB+	2,000,000	2,125,720
Ser. K, 5s, 7/1/17	BBB+	2,500,000	2,673,525
Ser. K, 5s, 7/1/16	BBB+	5,000,000	5,361,700
PR Elec. Pwr. Auth. Rev. Bonds
Ser. AA, MBIA, 5 3/8s, 7/1/27	Aaa	5,265,000	5,369,826
Ser. RR, FGIC, 5s, 7/1/24	Aaa	6,500,000	7,013,175
PR Hsg. Fin. Corp. Rev. Bonds, Ser. B, GNMA Coll, FNMA
Coll, FHLMC Coll., 4.45s, 6/1/27	Aaa	1,000,000	1,005,430
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	6,000,000	6,543,528
			46,819,309

Virgin Islands (0.3%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/24	Aaa	3,000,000	3,273,960

TOTAL INVESTMENTS

Total investments (cost $1,076,753,173)(b)			$1,147,133,534

FUTURES CONTRACTS OUTSTANDING at 2/28/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	69	$7,492,969	Jun-07	$60,932

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/07 (Unaudited)

			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
$26,000,000	(E)	5/23/12	3 month USD-LIBOR-BBA	4.923%	$(48,880)

40,000,000	(E)	5/23/12	3.422%	U.S. Bond Market
				Association Municipal Swap
				Index	9,604

JPMorgan Chase Bank, N.A.
34,450,000	(E)	11/8/11	3 month USD-LIBOR-BBA	5.036%	84,058

53,000,000	(E)	11/8/11	3.488%	U.S. Bond Market
				Association Municipal Swap
				Index	(164,157)

Total					$(119,375)

(E) See Interest rate swap contracts note regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $1,147,989,869.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,077,853,481, resulting in gross unrealized appreciation and depreciation of $70,282,203 and $1,022,150, respectively, or net unrealized appreciation of $69,280,053.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 2007 was $1,043,550 or less than 0.1% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2007.

At February 28, 2007, liquid assets totaling $7,492,969 have been designated as collateral for open futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Floating Rate Notes (FRN) are the current interest rates at February 28, 2007.

The dates shown on debt obligations are the original maturity dates.

The fund had the following industry concentrations greater than 10% at February 28, 2007 (as a percentage of net assets):

Education	15.5%
Utilities and power	13.8

The fund had the following insurance concentrations greater than 10% at February 28, 2007 (as a percentage of net assets):

MBIA	15.4%
AMBAC	11.5

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: April 27, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 27, 2007